LONG-TERM LOAN PAYABLE (Details Narrative)			12 Months Ended
	Jun. 16, 2023 USD ($)	Jun. 16, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 16, 2023 CNY (¥)
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount			$ 1,822,429		$ 1,873,612
Machinery and Equipment [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount			1,822,429		$ 1,873,612
Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment	$ 40,227	¥ 291,666
Debt Instrument, Interest Rate During Period	6.80%	6.80%
Debt Instrument, Periodic Payment, Interest			14,265	¥ 239,749.02
Interest Expense, Debt			$ 7,857	¥ 57,353
Loans Payable [Member] | Machinery and Equipment [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount	$ 1,822,429
Loans Payable [Member] | Machinery and Equipment [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount	1,873,612
Loans Payable [Member] | Third Party Lender [Member]
Debt Instrument [Line Items]
Long-Term Debt	$ 965,344					¥ 7,000,000.0